                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ Mark A. Boyar          New York, New York   July 27, 2010
   -------------------------------    ------------------   -------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 43
                                        --------------------

Form 13F Information Table Value Total: $63,285
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

            ITEM 1              ITEM 2     ITEM 3   ITEM 4      ITEM 5      ITEM 6 ITEM 7        ITEM 8
----------------------------- ---------- --------- ------- --------------- ------- ------ --------------------
                               TITLE OF             VALUE  SH/PRN SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
            ISSUER              CLASS      CUSIP   (x1000) AMOUNT PRN CALL DISCRTN MGRS     SOLE   SHARED NONE
ALTRIA GROUP INC                COMMON   02209S103     283  14100 SH        SOLE             14100    0    0
AMERICAN EXPRESS CO             COMMON   025816109     509  12810 SH        SOLE             12810    0    0
AMERIPRISE FINL INC             COMMON   03076C106    2264  62675 SH        SOLE             62675    0    0
AOL INC                         COMMON   00184X105    1141  54883 SH        SOLE             54883    0    0
BANK OF AMER CORP               COMMON   060505104    2256 156995 SH        SOLE            156995    0    0
BANK OF NEW YORK MELLON         COMMON   064058100    2040  82613 SH        SOLE             82613    0    0
BRISTOL MYERS SQUIBB CO         COMMON   110122108    1244  49882 SH        SOLE             49882    0    0
BROADRIDGE FINL SOLUTIONS INC   COMMON   11133T103     316  16613 SH        SOLE             16613    0    0
CABLEVISION SYS CORP            CL A NY  12686C109    1758  73230 SH        SOLE             73230    0    0
                                CABLVS
CALLAWAY GOLF CO COM            COMMON   131193104      60  10000 SH        SOLE             10000    0    0
CARNIVAL CORP                 PAIRED CTF 143658300    1311  43352 SH        SOLE             43352    0    0
CBS CORP NEW                     CL B    124857202    1893 146397 SH        SOLE            146397    0    0
CITIGROUP INC                   COMMON   172967101    1625 432101 SH        SOLE            432101    0    0
COMCAST CORP                   CL A SPL  20030N200    2465 150055 SH        SOLE            150055    0    0
CVS CAREMARK CORPORATION        COMMON   126650100     315  10750 SH        SOLE             10750    0    0
DIEBOLD INC                     COMMON   253651103     538  19760 SH        SOLE             19760    0    0
DISNEY WALT PRODTNS             COMMON   254687106    1615  51277 SH        SOLE             51277    0    0
GENERAL ELEC CO                 COMMON   369604103    1276  88461 SH        SOLE             88461    0    0
HEINZ H J CO                    COMMON   423074103    2141  49538 SH        SOLE             49538    0    0
HOME DEPOT INC                  COMMON   437076102    3116 111014 SH        SOLE            111014    0    0
JPMORGAN CHASE & CO             COMMON   46625H100    2692  73525 SH        SOLE             73525    0    0
KRAFT FOODS INC                  CL A    50075N104    2606  93073 SH        SOLE             93073    0    0
LIMITED BRANDS INC              COMMON   532716107     238  10788 SH        SOLE             10788    0    0
MADISON SQARE GARDEN INC         CL A    55826P100     961  48875 SH        SOLE             48875    0    0
MARRIOTT INTL INC NEW            CL A    571903202     985  32906 SH        SOLE             32906    0    0
MEREDITH CORP                   COMMON   589433101    2066  66376 SH        SOLE             66376    0    0
MGM MIRAGE INC                  COMMON   552953101     331  34307 SH        SOLE             34307    0    0
MICROSOFT CORP                  COMMON   594918104    2298  99886 SH        SOLE             99886    0    0
MIDAS GROUP INC                 COMMON   595626102    2184 284808 SH        SOLE            284808    0    0
NASDAQ OMX GROUP INC            COMMON   631103108    1559  87686 SH        SOLE             87686    0    0
ORIENT-EXPRESS HOTELS LTD        CL A    G67743107     290  39170 SH        SOLE             39170    0    0
PFIZER INC                      COMMON   717081103    2617 183508 SH        SOLE            183508    0    0
PLAYBOY ENTERPRISES INC          CL B    728117300    1832 436078 SH        SOLE            436078    0    0
SAKS INC                        COMMON   79377W108    2061 271539 SH        SOLE            271539    0    0
SYMS CORP                       COMMON   871551107     253  35600 SH        SOLE             35600    0    0
TIME WARNER INC                 COMMON   887317303    3100 107217 SH        SOLE            107217    0    0
TRAVELERS COMPANIES INC         COMMON   89417E109    2971  60334 SH        SOLE             60334    0    0
UNITED PARCEL SVC INC            CL B    911312106    1827  32110 SH        SOLE             32110    0    0
VERIZON COMMUNICATIONS INC      COMMON   92343V104     250   8922 SH        SOLE              8922    0    0
VIACOM INC NEW                   CL B    92553P201     235   7506 SH        SOLE              7506    0    0
WEIGHT WATCHERS INTL            COMMON   948626106    1087  42329 SH        SOLE             42329    0    0
WENDYS ARBYS GROUP INC          COMMON   950587105    1660 414901 SH        SOLE            414901    0    0
WESTERN UNION CO                COMMON   959802109    1015  68054 SH        SOLE             68054    0    0